Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	£ 198
At end of year	180	£ 198
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	863	816
Acquisitions	1	5
Capital expenditure	47	56
Disposals/reclassified as held for sale	(67)	(48)
Exchange translation differences	(29)	34
At end of year	815	863
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	665	622
Charge for the year	58	62
Disposals/reclassified as held for sale	(66)	(46)
Exchange translation differences	(22)	27
At end of year	635	665
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	77
At end of year	70	77
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	223	217
Acquisitions	1
Capital expenditure	5	5
Disposals/reclassified as held for sale	(8)	(8)
Exchange translation differences	(8)	9
At end of year	213	223
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	146	137
Charge for the year	9	9
Disposals/reclassified as held for sale	(7)	(6)
Exchange translation differences	(5)	6
At end of year	143	146
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	121
At end of year	110	121
Fixtures and fittings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	640	599
Acquisitions		5
Capital expenditure	42	51
Disposals/reclassified as held for sale	(59)	(40)
Exchange translation differences	(21)	25
At end of year	602	640
Fixtures and fittings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	519	485
Charge for the year	49	53
Disposals/reclassified as held for sale	(59)	(40)
Exchange translation differences	(17)	21
At end of year	£ 492	£ 519